Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other current assets as of December 31, 2018 and 2017:

	At December 31,
In thousands of U.S. dollars	2018	2017
SSM - prepaid vessel operating expenses	2,461	6,391
Prepaid insurance - related party	—	2,428
Prepaid expenses from related parties	2,461	8,819

Prepaid interest	6,870	1,153
Prepaid insurance	4,449	1,001
Third party - prepaid vessel operating expenses	712	1,255
Other prepaid expenses	1,179	5,492
	$15,671	$17,720